UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22257

Hatteras Global Private Equity Partners Institutional, LLC
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina			27615
(Address of principal executive offices)			(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of and for the six months ended September 30, 2013

(Unaudited)

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

As of and for the six months ended September 30, 2013

(Unaudited)

Table of Contents

Schedule of Investments	1 - 3
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 - 21
Board of Managers	22 - 23
Fund Management	24
Other Information	25

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Cost	Fair Value
Investments in Investment Funds (63.73%)
Investments in Non-Listed Private Equity Funds (51.68%)
China (5.45%)
Delta Capital Growth Fund, L.P. (a), (b)	$500,000	$463,932
Prax Capital China Growth Fund III (UST), L.P. (a), (b)	347,563	317,256
Total China Investments		781,188
Germany (5.58%)
Pinova Capital (a), (b)	905,630	799,592
Holland (4.49%)
HPE PRO Institutional Fund B.V. (a), (b)	876,771	642,806
Hong Kong (3.12%)
Orchid Asia V, L.P. (a), (b)	361,133	447,797
India (7.53%)
India Business Excellence Fund I, Inc. (a), (b) (45 Class A participating shares)	311,950	696,235
India Equity Partners Fund II, LLC (a), (b)	284,993	209,986
Peepul Capital Fund III, LLC (a), (b) (25 common shares)	254,545	173,316
Total India Investments		1,079,537
Switzerland (1.11%)
Euroknights VI (a), (b)	222,716	159,726
United Kingdom (7.49%)
Elysian Capital I, L.P. (a), (b)	853,750	1,073,035
United States (16.91%)
The Azalea Fund III, L.P. (a), (b)	293,255	277,228
Baird Capital Partners V, L.P. (a), (b)	651,274	742,574
Radius Venture Partners III, L.P. (a), (b)	401,252	608,027
Radius Venture Partners III QP, L.P. (a), (b)	244,828	371,133
The Resilience Fund III, L.P. (a), (b)	456,351	425,003
Total United States Investments		2,423,965
Total Investments in Non-Listed Private Equity Funds		7,407,646
Investments in Listed Private Equity Funds (12.05%)
Belgium (1.21%)
Gimv NV Ord (3,500 common shares)	216,793	172,808

See notes to financial statements.

	Cost	Fair Value
Investments in Investment Funds (continued)
Investments in Listed Private Equity Funds (continued)
France (1.00%)
Eurazeo (2,233 common shares)	144,140	143,357
Germany (1.26%)
Deutsche Beteiligung AG (6,980 common shares)	199,886	180,811
Spain (1.34%)
Dinamia Capital Privado (24,691 common shares)	286,188	192,715
United Kingdom (7.24%)
Candover Investments PLC (b) (51,000 common shares)	532,440	331,845
HgCapital Trust PLC (15,708 common shares)	268,338	290,353
SVG Capital PLC (b) (65,927 common shares)	294,218	414,886
Total United Kingdom Investments		1,037,084
Total Investments in Listed Private Equity Funds		1,726,775
Total Investments in Investment Funds (Cost $8,908,014)		9,134,421

Short-Term Investments (37.01%)
Federated Prime Obligations Fund #10, 0.03% (c)	5,304,753	5,304,753
Total Short-Term Investments (Cost $5,304,753)		5,304,753
Total Investments (Cost $14,212,767) (100.74%)		14,439,174
Liabilities in excess of other assets (-0.74%)		(106,811)
Members’ Capital (100.00%)		$14,332,363

(a)  Investment Funds are issued in private placement transactions and, as such, are restricted as to resale.

(b)  Non-income-producing.

(c)  The rate shown is the annualized 7-day yield as of September 30, 2013.

Total cost and fair value of restricted Investment Funds as of September 30, 2013 was $6,966,011 and $7,407,646, respectively.

Percentages shown represent fair value as a percentage of Members’ capital.

See notes to financial statements.

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

September 30, 2013

(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $8,908,014)	$9,134,421
Short-term investments, at fair value (cost $5,304,753)	5,304,753
Interest receivable	134
Total assets	14,439,308

Liabilities and members’ capital
Investment management fees payable	44,985
Professional fees payable	30,550
Servicing fees payable	17,938
Accounting and administration fees payable	10,000
Custodian fees payable	2,222
Managers’ fees payable	1,250
Total liabilities	106,945

Members’ capital	14,332,363
Total liabilities and members’ capital	$14,439,308

Components of members’ capital:
Capital contributions	$14,480,726
Accumulated net investment loss	(950,060)
Net unrealized appreciation of investments and foreign currency translation	226,407
Accumulated net realized gain on investments and foreign currency translation	575,290
Members’ capital	$14,332,363

Net asset value per unit	$101.05
Number of authorized units	Unlimited
Units issued to Adviser and Sub-Adviser	—
Units issued to Members	141,827.527
Number of outstanding units	141,827.527

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2013

(Unaudited)

Investment income
Interest	$2,916
Dividends (net of withholding tax of $15,405)	97,130
Total investment income	100,046

Operating expenses
Investment management fees	88,668
Professional fees	36,088
Servicing fees	35,356
Accounting and administration fees	20,000
Managers’ fees	17,500
Custodian fees	4,890
Insurance expense	4,012
Other expenses	4,689
Net operating expenses	211,203
Net investment loss	(111,157)

Net realized gain (loss) and unrealized appreciation (depreciation) of investments and foreign currency translation
Net realized gain on investments	64,172
Net realized loss on foreign currency translation	(6,088)
Net unrealized depreciation of investments	(41,557)
Net unrealized appreciation of foreign currency translation	264,824
Net realized gain and unrealized appreciation of investments and foreign currency translation	281,351
Net increase in members’ capital resulting from operations	$170,194

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the year ended March 31, 2013 and the six months ended September 30, 2013 (Unaudited)

Members’ Capital
Members’ capital, at March 31, 2012	$13,853,613
Net investment loss	(264,593)
Net realized gain on investments and foreign currency translation	235,152
Net unrealized appreciation of investments and foreign currency translation	337,997
Members’ capital, at March 31, 2013	$14,162,169
Net investment loss	(111,157)
Net realized gain on investments and foreign currency translation	58,084
Net unrealized appreciation of investments and foreign currency translation	223,267
Members’ capital, at September 30, 2013	$14,332,363

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2013 (Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$170,194
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(926,764)
Net sales of short-term investments	10,981
Proceeds from Investment Funds sold	1,048,636
Net realized gain on investments and foreign currency translation	(58,084)
Net unrealized appreciation of investments and foreign currency translation	(223,267)
Decrease in interest receivable	50
Increase in investment management fee payable	534
Increase in servicing fees payable	213
Decrease in professional fees payable	(20,450)
Decrease in custodian fees payable	(2,043)
Net cash used in operating activities	—

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited)

1.              ORGANIZATION

Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on April 1, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC (“Capvent”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, the “Sub-Adviser”).  The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Placement Agent”).

The Fund had an initial closing on April 1, 2010 (the “Initial Closing”) and a final closing on March 31, 2011 (the “Final Closing”). The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund.  The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”).  The term may be extended for two one-year periods at the discretion of the Board of Managers (the “Board”) of the Fund.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a broad portfolio of private equity investments.  In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.              SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.              Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

b.              Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.  At September 30, 2013, there was no cash held by the Fund.

c.               Valuation of Portfolio Investments

The Fund’s valuation procedures have been adopted by the Fund’s Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.  For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments held by the Fund include:

• Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment managers as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures.  These fair value procedures employed by the Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund.  Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.  The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Fund may lag the reporting period of the Fund. The Adviser has established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

• Investments in Listed Private Equity Funds - Listed private equity funds include listed private equity vehicles, such as business development companies (including derivatives tied to the return of such vehicles) (“Listed Funds,” and together with Non-Listed Funds, “Investment Funds”).  Securities of Listed Funds traded

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

on one or more of the U.S. national securities exchanges or the Over-The-Counter (“OTC”) Bulletin Board or on foreign securities exchanges will be valued at their last sales price. Securities of Listed Funds traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

• Short-Term Investments - During the six months ended September 30, 2013, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments.  The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•            Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•            Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•            Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$—	$—	$7,407,646	$7,407,646
Listed Private Equity Funds	1,726,775	—	—	1,726,775
Short-Term Investments	5,304,753	—	—	5,304,753
Total	$7,031,528	$—	$7,407,646	$14,439,174

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year six months ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of April 1, 2013	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Balance as of September 30, 2013
Non-Listed Private Equity Funds	$6,475,055	$—	$70,681	$861,910	$—	$7,407,646
Total Investments	$6,475,055	$—	$70,681	$861,910	$—	$7,407,646

*     Change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments held at the reporting date is $70,681.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

Accounting Standards Update (“ASU”) 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

As of September 30, 2013 all, Level 3 investments were valued using NAV as practical expedient.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

A listing of the investments held by the Fund and their attributes, as of September 30, 2013, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity — Distressed Capital(a)	Investments in companies that are in distress or heading towards a distressed position such as bankruptcy	$425,003	$551,520	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Growth Capital (b)	Investments in nonpublic companies; investment used to fund business expansion	$2,460,796	$2,615,895	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Leveraged Buyout (c)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$2,919,029	$1,826,931	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Venture Capital(d)	Investments in early-stage, high-potential, high-risk, growth startup companies	$1,443,092	$695,300	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity — Special Situations(e)	Investments in nonpublic companies that are in financial distress.	$159,726	$1,119,599	Up to 10 years	None	N/A	N/A

*                 The information summarized in the table above represents the general terms for the specified asset class.  Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)         The category includes Investment Funds that invest primarily in nonpublic companies that are in distress.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(b)         The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.               Valuation of Portfolio Investments (Continued)

(c)          The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital.  Distributions from each fund will be received as the underlying investments of the funds are liquidated.  Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(d)         The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies.  Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(e)          The category includes Investment Funds that invest primarily in nonpublic companies that are in financial distress based on a special situation rather than the underlying fundamentals of the security.  Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined.  It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

d.              Investment Income

Interest income is recorded when earned.  Dividend income is recognized on the ex-dividend date.  Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund.  Investments in listed private equity investments are recorded on a trade-date basis.  Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective.  Realized gains and losses are determined on a specific-identified-cost basis.

e.               Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis.  Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.                Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on September 30, 2013.  Transactions during the six months ended September 30, 2013 are translated at the spot rate of exchange prevailing on the date of the transaction.

The portion of gains and losses on investments that is due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments is disclosed on the statement of operations.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

g.              Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed.  The tax years currently subject to evaluation by tax authorities are for the years ended December 31, 2010, 2011 and 2012.

h.              Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members’ Units held.

i.                 Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

j.                 Disclosures about Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update gives additional clarification to the FASB ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.”  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

k.              Recent Accounting Pronouncements

In June 2013, FASB issued ASU No. 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurements and Disclosure Requirements” (“ASU 2013-08”).  ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3.    MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.  The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund.

In consideration for the advisory and other services provided by the Adviser, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end.  The Adviser pays the Sub-Adviser a portion of the Investment Management Fee it receives from the Fund.  For the six months ended September 30, 2013, the total Investment Management Fee was $88,668.

The Fund will pay an incentive allocation (the “Incentive Allocation”) at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), to each of the Adviser and Sub-Adviser in an amount equal to 5% (10% in the aggregate) of the excess, if any, of the net profits of the Fund above the balance of the Fund’s loss recovery amount, provided the Fund has earned at least a 6% annualized return (prior to the deduction of the Incentive Allocation) for the year.  Any Incentive Allocation will be deducted pro-rata from each Member’s Units.  There is no accrued incentive allocation for the six months ended September 30, 2013.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

3.    MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS (Continued)

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.  For the six months ended September 30, 2013, the Fund incurred Fund Servicing Fees totaling $35,356, which is included in the statement of operations under servicing fees.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund.  All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing his duties.  For the six months ended September 30, 2013, retainers to the Independent Managers totaled $15,000 and are included in the statement of operations under managers’ fees. Included in managers’ fees is $2,500, which represents compensation to the Fund’s Chief Compliance Officer.

4.             ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost.  For the six months ended September 30, 2013, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees.  UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.             INVESTMENT TRANSACTIONS

Total purchases of Investment Funds for the six months ended September 30, 2013 amounted to $926,764. Total proceeds from sales, redemptions, or other dispositions of Investment Funds for the six months ended September 30, 2013 amounted to $1,048,636.

The Fund intends to invest substantially all of its available capital in private equity investments. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all; therefore, the Fund may not be able to resell some of its securities holdings for extended periods.  Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

6.             INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.    RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented.  No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk:  Transfer of the Units is subject to significant restrictions.  Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable.  The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Concentration risk:  If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk:  The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

7.    RISK FACTORS (Continued)

Foreign, economic, political and legal risks:  The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund.  These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

8.    FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past three periods detailed below. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the net asset value during each accounting period.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Continued)

8.    FINANCIAL HIGHLIGHTS (Continued)

Per Unit Operating Performance:
Net Asset Value, April 1, 2010	$100.00
Income from investment operations:
Net investment loss	(2.05)
Net realized gain and unrealized appreciation of investments and foreign currency translation	6.52
Total from investment operations	4.47
Incentive Allocation	(0.24)
Net Asset Value, March 31, 2011	$104.23
Income from investment operations:
Net investment loss	(2.00)
Net realized gain and unrealized depreciation of investments and foreign currency translation	(4.79)
Total from investment operations	(6.79)
Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011	0.24
Net Asset Value, March 31, 2012	$97.68
Income from investment operations:
Net investment loss	(1.87)
Net realized gain and unrealized appreciation of investments and foreign currency translation	4.04
Total from investment operations	2.17
Net Asset Value, March 31, 2013	$99.85
Income from investment operations:
Net investment loss	(0.78)
Net realized gain and unrealized appreciation of investments and foreign currency translation	1.98
Total from investment operations	1.20
Net Asset Value, September 30, 2013	$101.05

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

For the six months ended September 30, 2013 (Unaudited) (Concluded)

8.    FINANCIAL HIGHLIGHTS (Continued)

	For the six months ended September 30,		For the years ended March 31,			For the period from April 1, 2010 (commencement of operations) to March 31,
	2013		2013	2012		2011
Total return before Incentive Allocation	1.20	%(1)	2.22%	(6.51)%		4.63%
Total return after Incentive Allocation	1.20	%(1)	2.22%	(6.29)%		4.23%
Members’ capital, end of year/period (000’s)	$14,332		$14,162	$13,854		$14,783
Portfolio turnover	10.33	%(1)	21.63%	6.81%		4.93%
Ratios as a percentage of average Members’ capital
Net investment loss:	(1.57	)%(2)	(1.91)%	(2.03)%		(5.15)%
Total operating expenses, net	2.99	%(2)	3.01%	2.84%		5.58%
Management fee waiver	—		—	—		1.31%
Incentive Allocation	—		—	(0.24	)%(3)	0.59%
Total operating expenses, gross including Incentive Allocation	2.99	%(2)	3.01%	2.60%		7.48%

(1) Not annualized.

(2) Annualized.

(3) Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011.

9.    SUBSEQUENT EVENTS

On October 1, 2013, RCS Capital Corporation (the “Company”) and Scotland Acquisition, LLC, a newly formed wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of the Company, entered into an asset purchase agreement with certain principals of the Adviser (the “Seller”) and David Perkins, as the Seller’s representative.  The purchase will result will result in a change in control of the Adviser and, therefore, constitute an “assignment” within the meaning of the 1940 Act of i) the existing Investment Management Agreement between the Adviser and the Fund, and ii) the existing sub-advisory agreement among the Adviser, Capvent and the Fund. The purchase is expected to be consummated in the first quarter of 2014.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of September 30, 2013, is set forth below.   The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration.  A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy.  The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex(1) Overseen by Manager
INTERESTED MANAGER
David B. Perkins(2) July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	18
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	18
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	18
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	18
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 to 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	18

(1) The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

(2) Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex(1) Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since 2012	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	18
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	18

(1) The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2013, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex(1) Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception

Prior to becoming Secretary of each fund in the Hatteras Complex in 2008, Mr. Fields had been the Treasurer of each fund since inception. Mr. Fields is Chief Operating Officer of the Adviser and its affiliates (“Hatteras”) and has been employed by the Hatteras firm since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras in March 2008 and became Treasurer of the funds in the Hatteras Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.	N/A

(1) The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)      Not applicable.

(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)      Not applicable.

(b)         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 6, 2013

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	December 6, 2013

* Print the name and title of each signing officer under his or her signature.